Note 24 - Provisions	12 Months Ended
Dec. 31, 2018
Provisions or reversal of provisions Abstract
Disclosure of Provisions

24. Provisions

The breakdown of the balance under this heading in the accompanying consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of euros)
	Notes	2018	2017	2016
Provisions for pensions and similar obligations	25	4,787	5,407	6,025
Other long term employee benefits	25	62	67	69
Provisions for taxes and other legal contingencies		686	756	418
Provisions for contingent risks and commitments		636	578	950
Other provisions		601	669	1,609
Total		6,772	7,477	9,071

The change in provisions for pensions and similar obligations for the years ended December 31, 2018, 2017 and 2016 is as follows:

Provisions for pensions and similar obligations. Changes Over the Year (Millions of euros)
	Notes	2018	2017	2016
Balance at the beginning		5,407	6,025	6,299
Add
Charges to income for the year		126	391	402
Interest expenses and similar charges		78	71	96
Personnel expenses	44.1	58	62	67
Provision expenses		(10)	258	239
Charges to equity (1)	25	41	140	339
Transfers and other changes		95	(264)	66
Less
Benefit payments	25	(779)	(861)	(926)
Employer contributions	25	(103)	(25)	(154)
Balance at the end		4,787	5,407	6,025

(1) Correspond to actuarial losses (gains) arising from certain defined-benefit post-employment pension commitments and other similar benefits recognized in “Equity” (see Note 2.2.12).

Provisions for Taxes, Legal Contingents and Other Provisions. Changes Over the Year (Millions of euros)
	2018	2017	2016
Balance at beginning	1,425	2,028	1,771
Additions	455	868	1,109
Unused amounts reversed during the period	(184)	(164)	(311)
Amount used and other variations	(410)	(1,306)	(540)
Balance at the end	1,286	1,425	2,028

Ongoing legal proceedings and litigation

The financial sector faces an environment of increasing regulatory and litigious pressure. In this environment, the different Group’s entities are often parties to individual or collective legal proceedings arising from the ordinary activity of their businesses. In accordance with the procedural status of these proceedings and according to the criteria of the attorneys who manage them, BBVA considers that none of them is material, individually or in aggregate, and that no significant impact will derive from them neither in the results of operations nor on liquidity, nor in the financial position at a consolidated level of the Group, as at the level of the individual Bank. The Group Management considers that the provisions made in connection with these legal proceedings are adequate.

As mentioned in Note 7.2 Risk factors, the Group is subject or may be subject in the future to a series of legal and regulatory investigations, procedures and actions which, in case of a negative result, could have an adverse impact on the Group.